CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 258,571	$ 189,432	$ 1,480,213	$ 494,375
Cost of goods sold	29,994	10,978	139,670	90,367
Gross margin	228,577	178,454	1,340,543	404,008
Selling, general and administrative expenses	1,595,046	527,565	3,128,635	3,038,068
Total operating expenses	1,625,096	527,565	3,128,635	3,038,068
Research and developments costs	30,050	0
Loss from operations	(1,396,519)	(349,111)	(1,788,092)	(2,634,060)
Interest expense	47,873	109,459	379,019	442,031
Total other ( income) expenses	47,873	109,459	379,019	442,031
Loss before income taxes	(1,444,392)	(458,570)	(2,167,111)	(3,076,091)
Provision for income taxes	0	0	(433)	0
Net loss	$ (1,444,392)	$ (458,570)	$ (2,167,544)	$ (3,076,091)
Basic net loss per weighted average shares of common stock (in Dollars per share)	$ (0.18)	$ (0.06)	$ (0.28)	$ (0.42)
Diluted net loss per weighted average shares of common stock (in Dollars per share)	$ (0.18)	$ (0.06)	$ (0.28)	$ (0.42)
Basic weighted average number of shares of common stock (in Shares)	7,868,796	7,705,143	7,767,805	7,366,653
Diluted weighted average number of shares of common stock (in Shares)	7,868,796	7,705,143	7,767,805	7,366,653
Product Revenue [Member]
Revenue	$ 80,000	$ 10,860	$ 765,927	$ 494,375
License [Member]
Revenue	$ 178,571	$ 178,572	$ 714,286	$ 0